Selling, general and administrative expenses (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure Of Selling General And Administrative Expenses [Line Items]
Personnel expenses		₨ 1,734,944		₨ 1,512,934	₨ 1,573,512
Marketing and promotion expenses		120,057		72,398	249,043
Administrative and other expenses	[1]	3,088,574		2,961,424	2,691,091
Selling, general and administrative expense		4,943,575	$ 65,213	4,546,756	4,513,646
Cost Of Goods Sold And Services Rendered [Member]
Disclosure Of Selling General And Administrative Expenses [Line Items]
Administrative and other expenses		210,870		253,289	308,494
Selling General And Administrative Expenses [Member]
Disclosure Of Selling General And Administrative Expenses [Line Items]
Administrative and other expenses		₨ 113,591		₨ 49,353	₨ 80,246

[1]	Includes net foreign exchange loss/(gain) of ₹ (9,551), ₹ 15,256 and ₹ 2,975 for the years ended March 31, 2022, 2021 and 2020 respectively